Working capital - Provisions (Details) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of other provisions [line items]
At 30 June 2023 (re-presented)	$ 456
Exchange differences	(3)
Provisions charged during the year	61
Provisions utilised during the year	(120)
Transfers from other payables	(5)
Unwinding of discounts	8
30 June 2024	397
Current liabilities	97
Non-current liabilities	300
Provisions	397
Thalidomide
Disclosure of other provisions [line items]
At 30 June 2023 (re-presented)	212
Exchange differences	0
Provisions charged during the year	0
Provisions utilised during the year	(17)
Transfers from other payables	0
Unwinding of discounts	6
30 June 2024	201
Current liabilities	17
Non-current liabilities	184
Provisions	201
Other
Disclosure of other provisions [line items]
At 30 June 2023 (re-presented)	244
Exchange differences	(3)
Provisions charged during the year	61
Provisions utilised during the year	(103)
Transfers from other payables	(5)
Unwinding of discounts	2
30 June 2024	196
Current liabilities	80
Non-current liabilities	116
Provisions	$ 196